Deferred income (Details Narrative) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Share price	$ 0.16	$ 0.21
BRL [Member]
IfrsStatementLineItems [Line Items]
Credit ratio	$ 1.00